Note 15 - Preferred Stock and Common Stock Warrants (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended
	Jun. 13, 2012	Jan. 30, 2009	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Warrant Term		10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		459,459		459,459	459,459
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		5.55
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants		$ 17,000,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)		$ 1,000
Preferred Stock, Redemption Amount	5,000,000			(5,000,000)
Preferred Stock, Amount of Preferred Dividends in Arrears	19,444
Preferred Stock, Redemption Price Per Share (in Dollars per share)	$ 1,000
Treasury Stock, Value			12,000,000	61,369,344	61,623,816
Liquidation Value, Percentage			92.00%
Warrants and Rights Outstanding		1,377,811		1,377,811	1,377,811
Preferred Stock, Discount on Shares		1,400,000
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in Shares)		17,000
Stock Issued During Period, Value, New Issues		$ 15,622,189
First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage		5.00%
After Five Years [Member]
Preferred Stock, Dividend Rate, Percentage		9.00%